Expense Example	Jul. 29, 2026 USD ($)
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	1,482
Expense Example, with Redemption, 5 Years	2,836
Expense Example, with Redemption, 10 Years	6,005
First Sentier Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,351
Stewart Investors Global Emerging Markets Leaders Fund | Select Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	1,909
Stewart Investors Global Emerging Markets Leaders Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	$ 1,936